FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9.FAIR VALUE MEASUREMENT

As of December 31, 2014 and 2015, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at December 31, 2014
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign currency forward contracts	1,849,448	—	1,849,448	—
Liabilities:
Foreign currency forward contracts	(487,780)	—	(487,780)	—

Net liabilities	1,361,668	—	1,361,668	—

Fair Value Measurements at December 31, 2015 Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign currency forward contracts	1,370,504	—	1,370,504	—
Liabilities:
Foreign currency forward contracts	(2,282,725)	—	(2,282,725)	—

Net assets	(912,221)	—	(912,221)	—

Following is a description of the valuation techniques that the Company uses to measure assets and liabilities at fair value on a recurring basis under the fair value measurement guidance as well as the basis for classification of such instruments pursuant to the valuation hierarchy established under the guidance:

•

Derivative assets and liabilities — The Company’s derivative assets and liabilities relate to foreign currency forward contracts involving major currencies. Since such contracts are not traded on an exchange, the Company values the contracts using valuation models. The valuation of the foreign currency forward contracts incorporates interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, such contracts are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

•	Short-term financial instruments (restricted cash, accounts receivable and payable, short-term borrowings, and accrued liabilities) —cost approximates fair value because of the short maturity period.

•

Long-term borrowings — fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•

Convertible senior notes — the estimated fair value was $261,934,350 and $278,094,150 as of December 31,   2014 and 2015, respectively, was measured based on the quoted market price in an active market.  The carrying value of convertible senior notes as of December 31, 2014 and 2015 was $287,500,000 and $287,500,000 respectively.